Retirement Plans (Details) (Defined Contribution Plan [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Defined Contribution Plan [Member]
Retirement savings plan
Matching contributions to EZCORP 401(k) Plan	$ 459	$ 377	$ 260